Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)

Wells Fargo Bank, National Association (the “Loan Seller”)

Wells Fargo Securities, LLC

(together with the Loan Seller and the Company, the “Specified Parties”)

Re:  Wells Fargo Commercial Mortgage Trust 2018-BXI – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Specified Parties contained in an electronic data file “WFCM 2018-BXI Data Tape (1.2.18)” provided to us by the Company on January 2, 2018 (the “Data File”) containing data with respect to the mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the Wells Fargo Commercial Mortgage Trust 2018-BXI Commercial Mortgage Pass-Through Certificates, Series 2018-BXI. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Cut-Off Date” means January 1, 2018, as provided by the Company.
●	The term “LIBOR Assumption” means 1.550%, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, VA

January 3, 2018

2

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Property Address	Appraisal, Engineering Report
Property City	Appraisal, Engineering Report
Property State	Appraisal, Engineering Report
Property Zip Code	Appraisal, Engineering Report
County	Appraisal, Engineering Report
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
General Property Type	Appraisal, Engineering Report
Specific Property Type	Appraisal, Engineering Report
Property Class	Appraisal, Engineering Report
Land Area (Acres)	Appraisal, Engineering Report
Site Coverage	Appraisal, Engineering Report
No. of Buildings	Appraisal, Engineering Report
No. of Suites	Appraisal, Engineering Report
No. of Units	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy % Source Date	Underwritten Rent Roll
Clear Height	Appraisal, Engineering Report
Dock Doors (High)	Appraisal, Engineering Report
Dock Doors (Drive In)	Appraisal, Engineering Report
Loan Purpose (Acquisition, Refinance)	Settlement Statement
Borrower Name	Loan Agreement
Recourse Carveout Guarantor	Loan Agreement, Guaranty

A-1

Attribute	Source Document
Property Manager	Management Agreement, Assignment of Management Agreement
Note Date	Loan Agreement
First Payment Date	Provided by the Company
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
Fully Extended Maturity Date or Anticipated Repayment Date	Loan Agreement
Mortgage Loan Spread	Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Rate Type	Loan Agreement
Mortgage	Loan Agreement
Rate Index	Loan Agreement
Rounding Factor	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price %	Interest Rate Hedge Agreement, Loan Agreement
LIBOR Cap Provider	Interest Rate Hedge Agreement, Loan Agreement
Interest Accrual Basis	Loan Agreement
Original Principal Balance	Loan Agreement
Loan Level Cut-Off Date Balance	Loan Agreement
Property Level Cut-Off Date Balance	Loan Agreement
Balloon Payment	Loan Agreement
Prepayment Restriction Code	Loan Agreement
Amortization Term (Original)	Loan Agreement

A-2

Attribute	Source Document
Loan Term (Original)	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
LTV Adjusted (Y/N)	Appraisal
LTV Adjustment Amount	Appraisal
UW DSCRs Adjusted (Y/N)	Underwritten Financial Summary Report
UW DSCR Adjustment Amount	Underwritten Financial Summary Report
UW DYs Adjusted (Y/N)	Underwritten Financial Summary Report
UW DY Adjustment Amount	Underwritten Financial Summary Report
UW Occupancy %	Underwritten Financial Summary Report
UW Revenues	Underwritten Financial Summary Report
UW Expenses	Underwritten Financial Summary Report
UW NOI	Underwritten Financial Summary Report
UW Replacement	Underwritten Financial Summary Report
UW TI/LC	Underwritten Financial Summary Report
UW NCF	Underwritten Financial Summary Report
UW Management Fee %	Underwritten Financial Summary Report
UW FF&E Reserves %	Underwritten Financial Summary Report
UW Hotel ADR	Underwritten Financial Summary Report
UW Hotel RevPAR	Underwritten Financial Summary Report
Most Recent Period Description	Underwritten Financial Summary Report
Most Recent Revenues	Underwritten Financial Summary Report
Most Recent Expenses	Underwritten Financial Summary Report
Most Recent NOI	Underwritten Financial Summary Report

A-3

Attribute	Source Document
Most Recent CapEx	Underwritten Financial Summary Report
Most Recent NCF	Underwritten Financial Summary Report
Most Recent Hotel ADR	Underwritten Financial Summary Report
Most Recent Hotel RevPAR	Underwritten Financial Summary Report
Second Most Recent Period Description	Underwritten Financial Summary Report
Second Most Recent Revenues	Underwritten Financial Summary Report
Second Most Recent Expenses	Underwritten Financial Summary Report
Second Most Recent NOI	Underwritten Financial Summary Report
Second Most Recent CapEx	Underwritten Financial Summary Report
Second Most Recent NCF	Underwritten Financial Summary Report
Second Most Recent Hotel ADR	Underwritten Financial Summary Report
Second Most Recent Hotel RevPAR	Underwritten Financial Summary Report
Third Most Recent Period Description	Underwritten Financial Summary Report
Third Most Recent Revenues	Underwritten Financial Summary Report
Third Most Recent Expenses	Underwritten Financial Summary Report
Third Most Recent NOI	Underwritten Financial Summary Report
Third Most Recent CapEx	Underwritten Financial Summary Report
Third Most Recent NCF	Underwritten Financial Summary Report
Third Most Recent Hotel ADR	Underwritten Financial Summary Report
Third Most Recent Hotel RevPAR	Underwritten Financial Summary Report
Assumption Frequency	Loan Agreement
Assumption Fee	Loan Agreement
Loan Cross Portfolio Name	Provided by the Company
Affiliated Sponsor (Y/N)	Provided by the Company
Lien Position	Title
Title Vesting (Fee/Leasehold/Both)	Title
Ground Lease Initial Expiration Date	Ground Lease

A-4

Attribute	Source Document
Type of Lockbox	Cash Management Agreement, Loan Agreement
Engineering Escrow/Deferred Maintenance	Loan Agreement
Environmental Escrow	Loan Agreement
Springing Environmental Escrow Description	Loan Agreement
Tax Escrow (Initial)	Loan Agreement, Settlement Statement
Tax Escrow (Monthly)	Loan Agreement, Settlement Statement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Initial)	Loan Agreement, Settlement Statement
Insurance Escrow (Monthly)	Loan Agreement, Settlement Statement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Initial)	Loan Agreement, Settlement Statement
Replacement Reserve (Monthly)	Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Initial)	Loan Agreement, Settlement Statement
TI/LC Reserve (Monthly)	Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement
Other Escrow I Reserve Description	Loan Agreement
Other Escrow I (Initial)	Loan Agreement, Settlement Statement
Other Escrow I (Monthly)	Loan Agreement, Settlement Statement
Springing Other Escrow I Reserve Description	Loan Agreement
Other Escrow II Reserve Description	Loan Agreement
Other Escrow II (Initial)	Loan Agreement, Settlement Statement
Other Escrow II (Monthly)	Loan Agreement, Settlement Statement
Springing Other Escrow II Reserve Description	Loan Agreement
Pari Passu Debt (Y/N)	Loan Agreement
Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement
Trust Component % of Pari Passu	Loan Agreement

A-5

Attribute	Source Document
Existing Subordinate Secured Debt (Y/N)	Loan Agreement
Sub Sec Debt Description	Loan Agreement
Sub Sec Debt Original Principal Balance	Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement
Existing Mezzanine Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Senior Mezzanine Debt Original Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Junior Mezzanine Debt Original Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Senior Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Junior Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Senior Mezzanine Debt Balloon Payment	Loan Agreement, Mezzanine Loan Agreement
Junior Mezzanine Debt Balloon Payment	Loan Agreement, Mezzanine Loan Agreement
Senior Mezzanine Loan Spread	Loan Agreement, Mezzanine Loan Agreement
Senior Mezzanine Rate	Loan Agreement, Mezzanine Loan Agreement
Junior Mezzanine Loan Spread	Loan Agreement, Mezzanine Loan Agreement
Junior Mezzanine Rate	Loan Agreement, Mezzanine Loan Agreement
Total Debt Loan Spread	Loan Agreement, Mezzanine Loan Agreement
Total Debt Rate	Loan Agreement, Mezzanine Loan Agreement
Existing Unsecured Debt (Y/N)	Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement
Future Secured Debt Permitted (Y/N)	Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Loan Agreement
Seismic PML %	Seismic Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report
Single-Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant Name	Underwritten Rent Roll

A-6

Attribute	Source Document
Largest Tenant SqFt	Underwritten Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll
2nd Largest Tenant Exp. Date	Underwritten Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll
3rd Largest Tenant Exp. Date	Underwritten Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll
4th Largest Tenant SqFt	Underwritten Rent Roll
4th Largest Tenant Exp. Date	Underwritten Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll
5th Largest Tenant SqFt	Underwritten Rent Roll
5th Largest Tenant Exp. Date	Underwritten Rent Roll
A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Balance Per SF	Loan Level Cut-Off Date Balance divided by No. of Units.
Monthly Debt Service Amount	The product of (i) Original Principal Balance, (ii) Mortgage Rate divided by 12, and (iii) a fraction equal to 365/360.
Mortgage Rate	The sum of (i) Mortgage Loan Spread and (ii) LIBOR Assumption.
Percent of Aggregate Cut-Off Date Balance	Property Level Cut-Off Date Balance divided by Original Principal Balance.
Balloon Payment	Amortization Term (Original) is equal to IO, so Balloon Payment is set equal to Original Principal Balance.
Amortization Term (Remaining)	Amortization Term (Original) is equal to IO, so Amortization Term (Remaining) is set equal to IO.
Loan Term (Remaining)	Loan Term (Original) minus Seasoning.
Seasoning	Recompute by determining the number of payment dates from and inclusive of First Payment Date to and inclusive of Cut-off Date.
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value.
LTV Ratio at Maturity or ARD	Balloon Payment divided by As-Is Appraised Value.
UW NCF DSCR	UW NCF divided by the Monthly Debt Service Amount multiplied by 12.
UW NCF DSCR at LIBOR Cap	UW NCF divided by the sum of the Mortgage Loan Spread plus LIBOR Cap Strike Price % multiplied by 365/360 multiplied by Original Principal Balance
Cut-Off Date UW NOI Debt Yield	UW NOI divided by the Loan Level Cut-Off Date Balance.
Cut-Off Date UW NCF Debt Yield	UW NCF divided by the Loan Level Cut-Off Date Balance.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt Cut-Off Date LTV Ratio	Senior Mezzanine Debt Original Principal Balance plus Junior Mezzanine Debt Original Principal Balance plus Original Principal Balance divided by As-Is Appraised Value
Total Debt LTV Ratio at Maturity	Senior Mezzanine Debt Original Principal Balance plus Junior Mezzanine Debt Original Principal Balance plus Original Principal Balance divided by As-Is Appraised Value
Total Debt UW NCF DSCR	UW NCF divided by Interest Rate multiplied by 12
Total Debt Cut-Off Date UW NOI Debt Yield	UW NOI divided by Original Principal Balance plus Senior Mezzanine Debt Original Principal Balance plus Junior Mezzanine Debt Original Principal Balance
Total Debt Cut-Off Date UW NCF Debt Yield	UW NCF divided by Loan Level Cut-Off Date Balance plus Junior Mezzanine Debt Cut-Off Principal Balance plus Senior Mezzanine Debt Cut-Off Date Principal Balance
B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1